UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01911

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of registrant as specified in charter)
                                    ________


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                        Schroder Capital Funds (Delaware)
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHRODER U.S. OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

  Shares                                                               Value $
----------                                                          ------------
             COMMON STOCK -- 89.7%
             AUTO & TRANSPORTATION -- 1.6%
    58,700   Horizon Lines Class A                                       692,660
    31,100   Kansas City Southern (1)                                  1,710,500
    62,900   Seaspan                                                   1,495,762
                                                                    ------------
                                                                       3,898,922
             CONSUMER DISCRETIONARY -- 17.1%
    71,100   AH Belo                                                     383,940
   140,100   Ambassadors Group                                         2,178,555
   144,600   Casual Male Retail Group (1)                                587,076
   281,300   Central Garden & Pet (1)                                  1,299,606
    83,800   Central Garden & Pet Class A (1)                            350,284
    71,500   Children's Place (1)                                      2,720,575
   118,300   Clear Channel Outdoor Holdings
             Class A (1)                                               1,888,068
   162,600   Geo Group (1)                                             3,908,904
    85,700   Home Inns & Hotels
             Management ADR (1)                                        1,340,348
   213,100   Internap Network Services (1)                               980,260
    64,200   Knology (1)                                                 670,248
   134,900   LKQ (1)                                                   2,765,450
    98,200   Pinnacle Entertainment (1)                                1,109,660
    57,500   Regis                                                     1,609,425
    39,800   Rent-A-Center (1)                                           843,760
   174,100   Scientific Games Class A (1)                              5,282,194
   115,900   Shuffle Master (1)                                          559,797
    80,800   Sonic (1)                                                 1,219,272
    69,800   Standard Parking (1)                                      1,504,888
   146,700   THQ (1)                                                   2,226,906
   315,700   Valueclick (1)                                            3,756,830
    86,700   Waste Connections (1)                                     3,155,013
    29,900   Watson Wyatt Worldwide Class A                            1,732,406
                                                                    ------------
                                                                      42,073,465
             CONSUMER STAPLES -- 1.3%
    12,300   Boston Beer (1)                                             557,067
    37,700   Diamond Foods                                               916,864
    94,800   United Natural Foods (1)                                  1,822,056
                                                                    ------------
                                                                       3,295,987
             FINANCIAL SERVICES -- 15.7%
    96,350   Annaly Capital Management REIT                            1,451,994
   115,691   Apollo Investment (2)                                     1,842,958
    78,863   Argo Group International Holdings (1)                     2,684,497
    26,400   Bank of Hawaii                                            1,330,296
    26,900   Berkshire Hills Bancorp                                     712,850
   100,500   Chimera Investment REIT                                     772,845
   221,500   Conseco (1)                                               1,856,170
    26,943   Cullen/Frost Bankers                                      1,420,974
   104,220   CVB Financial                                             1,179,770
    50,400   Digital Realty Trust REIT                                 2,162,664
   177,600   Euronet Worldwide (1)                                     2,841,600
    91,350   H&E Equipment Services (1)                                1,162,886
    30,908   Health Care REIT                                          1,541,382
    42,700   Huron Consulting Group (1)                                2,227,232
    29,200   Investment Technology Group (1)                             868,408

  Shares                                                               Value $
----------                                                          ------------
    74,400   Investors Real Estate Trust REIT                            781,200
    80,700   MFA Mortgage Investments REIT                               520,515
    70,500   National Retail Properties REIT                           1,490,370
   146,300   Online Resources (1)                                      1,000,692
   113,900   Reinsurance Group of America                              5,660,830
    47,500   SVB Financial Group (1)                                   2,735,525
    49,400   Westamerica Bancorporation                                2,568,800
                                                                    ------------
                                                                      38,814,458
             HEALTH CARE -- 14.2%
    57,800   Advanced Medical Optics (1)                               1,003,408
    19,000   Air Methods (1)                                             544,730
    84,100   Amsurg (1)                                                2,253,880
    34,200   athenahealth (1)                                          1,032,840
   145,100   Bruker (1)                                                2,005,282
    93,500   Cepheid (1)                                               1,600,720
   108,700   Cooper                                                    3,663,190
    35,500   Haemonetics (1)                                           2,061,130
    47,800   HMS Holdings (1)                                          1,189,264
    35,900   Immucor (1)                                               1,081,667
   207,600   KV Pharmaceutical Class A (1)                             4,253,724
   192,800   Lexicon Pharmaceuticals (1)                                 474,288
    52,000   Luminex (1)                                               1,144,000
    50,600   Perrigo                                                   1,782,638
   215,900   PSS World Medical (1)                                     3,618,484
    20,000   Psychiatric Solutions (1)                                   700,400
     9,500   Quality Systems                                             312,075
   126,500   Skilled Healthcare Group (1)                              1,848,165
    91,300   Sun Healthcare Group Class A (1)                          1,304,677
    54,900   Volcano (1)                                                 832,833
    49,500   West Pharmaceutical Services                              2,273,040
                                                                    ------------
                                                                      34,980,435
             MATERIALS & PROCESSING -- 7.1%
    50,600   Airgas                                                    2,898,368
    36,900   Albany International Class A                              1,059,030
   103,900   Brush Engineered Materials (1)                            2,486,327
   113,800   Cabot                                                     3,053,254
    30,400   Clean Harbors (1)                                         2,372,416
    52,300   Interface Class A                                           619,755
    51,500   Pan American Silver (1)                                   1,593,925
    69,409   ShawCor Class A                                           2,246,961
   103,251   Yamana Gold                                               1,277,215
                                                                    ------------
                                                                      17,607,251
             OTHER ENERGY -- 7.6%
    57,900   CARBO Ceramics                                            3,168,288
    92,700   Dresser-Rand Group (1)                                    3,531,870
    61,600   Flotek Industries (1)                                     1,132,208
   213,642   Galleon Energy Class A (1)                                3,412,178
     4,600   Goodrich Petroleum (1)                                      210,910
    21,000   Ormat Technologies                                        1,008,420
    64,000   Parallel Petroleum (1)                                    1,048,320
    54,900   RPC                                                         943,731
   103,100   St. Mary Land & Exploration                               4,387,936
                                                                    ------------
                                                                      18,843,861

SCHRODER U.S. OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

  Shares                                                               Value $
----------                                                          ------------
             PRODUCER DURABLES -- 5.9%
    71,200   Actuant Class A                                           2,168,752
    53,500   Belden                                                    1,975,220
    27,400   CommScope (1)                                             1,221,766
    27,600   ESCO Technologies (1)                                     1,135,740
   140,400   FEI (1)                                                   3,545,100
    54,050   IDEX                                                      2,044,712
    24,100   Rofin-Sinar Technologies (1)                                816,026
    95,600   Veeco Instruments (1)                                     1,556,368
                                                                    ------------
                                                                      14,463,684
             TECHNOLOGY -- 16.2%
   169,700   Anadigics (1)                                             1,013,109
   164,200   Aspen Technology (1)                                      2,183,860
    73,000   Cbeyond (1)                                               1,254,140
    25,600   Constant Contact (1)                                        456,192
   317,700   Emulex (1)                                                3,580,479
    92,100   F5 Networks (1)                                           2,684,715
   110,700   Gartner (1)                                               2,696,652
    76,500   GeoEye (1)                                                1,656,225
    50,300   Harmonic (1)                                                391,837
   128,000   Informatica (1)                                           2,072,320
    52,400   Intermec (1)                                                986,168
   162,900   Interwoven (1)                                            2,293,632
    13,300   Mantech International Class A (1)                           742,672
    14,600   MEMSIC (1)                                                   44,530
    52,200   Microsemi (1)                                             1,355,112
   100,660   Parametric Technology (1)                                 1,949,784
   214,000   QLogic (1)                                                4,031,760
    93,100   RightNow Technologies (1)                                 1,497,979
   117,500   Semtech (1)                                               1,711,975
   220,800   SonicWALL (1)                                             1,289,472
    23,100   Standard Microsystems (1)                                   612,612
   112,700   Syniverse Holdings (1)                                    1,825,740
   217,900   Vishay Intertechnology (1)                                1,954,563
    95,400   Volterra Semiconductor (1)                                1,564,560
                                                                    ------------
                                                                      39,850,088
             UTILITIES -- 3.0%
    52,300   Consolidated Communications Holdings                        730,108
    70,200   NorthWestern                                              1,738,854
   127,000   PAETEC Holding (1)                                          748,030
    55,600   Portland General Electric                                 1,306,044
    35,800   tw telecom (1)                                              572,084
    31,900   UIL Holdings                                                997,832
    39,100   Unisource Energy                                          1,194,505
                                                                    ------------
                                                                       7,287,457
                                                                    ------------
             TOTAL COMMON STOCK
              (Cost $217,607,698)                                    221,115,608
                                                                    ------------
             INVESTMENT COMPANY -- 1.0%
    36,000   iShares Russell 2000 Index Fund
                (Cost $2,445,793)                                      2,553,120
                                                                    ------------

Principal
 Amount $                                                              Value $
----------                                                          ------------
             SHORT-TERM INVESTMENT -- 8.9%
21,933,115   JPMorgan Chase Bank, N.A. Time
                Deposit (Nassau), 1.570%
                (Cost $21,933,115)                                    21,933,115
                                                                    ------------
             TOTAL INVESTMENTS -- 99.6%
              (Cost $241,986,606)*                                   245,601,843
                                                                    ------------
             OTHER ASSETS LESS
              LIABILITIES -- 0.4%                                        881,586
                                                                    ------------
             NET ASSETS -- 100.0%                                   $246,483,429
                                                                    ============

* At July 31, 2008, the tax basis cost of the Fund's investments was $242,665,239, and the unrealized appreciation and depreciation of investments owned by the Fund were $30,557,412 and $(27,620,808), respectively.

(1)  Denotes non-income producing security.

(2)  Business development company.

ADR -- American Depositary Receipt

REIT -- Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHRODER INTERNATIONAL ALPHA FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

  Shares                                                               Value $
----------                                                          ------------
             COMMON STOCK -- 94.2%
             CANADA -- 4.7%
    26,185   Cameco                                                      935,160
    15,225   Niko Resources                                            1,257,472
                                                                    ------------
                                                                       2,192,632
             CHINA -- 4.0%
     8,700   Ctrip.com International ADR                                 392,283
   239,600   Dongfang Electric (4)                                       811,364
   902,000   Industrial & Commercial Bank of China Class H (4)           674,567
                                                                    ------------
                                                                       1,878,214
             DENMARK -- 1.8%
    29,753   Danske Bank (4)                                             840,863
                                                                    ------------
             FRANCE -- 3.9%
    27,398   AXA (4)                                                     805,039
    14,747   GDF SUEZ (4)                                                922,639
     3,862   SUEZ Environnement (1)                                      111,422
                                                                    ------------
                                                                       1,839,100
             GERMANY -- 9.0%
     6,223   E.ON (4)                                                  1,185,582
     6,637   Linde (4)                                                   917,467
     9,249   Siemens (4)                                               1,129,844
    17,565   ThyssenKrupp (4)                                            977,030
                                                                    ------------
                                                                       4,209,923
             GREECE -- 2.0%
    37,898   EFG Eurobank Ergasias (4)                                   939,939
                                                                    ------------
             HONG KONG -- 7.1%
   552,000   China Unicom (4)                                          1,132,887
 1,874,000   Denway Motors (4)                                           663,173
   316,000   Shangri-La Asia (4)                                         674,732
    80,500   Swire Pacific Class A (4)                                   859,875
                                                                    ------------
                                                                       3,330,667
             ISRAEL -- 2.2%
   120,138   Makhteshim-Agan Industries (4)                            1,038,609
                                                                    ------------
             ITALY -- 2.0%
   152,210   UniCredit (4)                                               906,579
                                                                    ------------
             JAPAN -- 10.1%
    29,700   Honda Motor (4)                                             948,254
    44,700   Mitsubishi (4)                                            1,302,736
   114,000   Sekisui Chemical (4)                                        724,264
    33,800   Square Enix (4)                                           1,052,770
    44,900   Ushio (4)                                                   693,645
                                                                    ------------
                                                                       4,721,669
             LUXEMBOURG -- 2.6%
    13,698   ArcelorMittal (4)                                         1,211,414
                                                                    ------------
             NETHERLANDS -- 5.8%
    22,116   Koninklijke Philips Electronics (4)                         736,940
    47,624   SBM Offshore (4)                                          1,065,353

  Shares                                                               Value $
----------                                                          ------------
    31,887   Unilever (4)                                                879,150
                                                                    ------------
                                                                       2,681,443
             NORWAY -- 1.7%
    53,495   Telenor (4)                                                 804,673
                                                                    ------------
             SINGAPORE -- 4.0%
    60,784   Jardine Strategic Holdings (4)                            1,042,013
   236,000   Keppel Land (4)                                             835,961
                                                                    ------------
                                                                       1,877,974
             SOUTH KOREA -- 2.7%
    29,869   Daewoo Shipbuilding & Marine Engineering (4)              1,237,087
                                                                    ------------
             SWITZERLAND -- 9.4%
    23,330   Nestle (4)                                                1,023,272
     7,694   Roche Holding (4)                                         1,421,422
    66,644   STMicroelectronics (4)                                      737,026
     4,204   Syngenta (4)                                              1,223,605
                                                                    ------------
                                                                       4,405,325
             UNITED KINGDOM -- 21.2%
    69,759   Admiral Group (4)                                         1,270,408
    41,593   Autonomy (1)(4)                                             876,418
   141,878   Rexam (4)                                                 1,062,241
    14,624   Rio Tinto (4)                                             1,530,529
   202,431   Sage Group (4)                                              781,191
   129,251   Tesco (4)                                                   918,197
    70,143   Venture Production (4)                                    1,024,467
   507,675   Vodafone Group (4)                                        1,360,139
   114,005   WPP Group (4)                                             1,082,326
                                                                    ------------
                                                                       9,905,916
                                                                    ------------
             TOTAL COMMON STOCK
                (Cost $47,784,198)                                    44,022,027
                                                                    ------------
             EQUITY-LINKED WARRANTS (2) (3) -- 3.0%
             INDIA -- 3.0%
   204,163   Infrastructure Development
                Finance Company,
                Expires 07/15/13                                         443,034
   136,608   Shriram Transport Finance,
                Expires 01/18/13                                         937,677
                                                                    ------------
             TOTAL EQUITY-LINKED WARRANTS
                (Cost $1,792,922)                                      1,380,711
                                                                    ------------

SCHRODER INTERNATIONAL ALPHA FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

Principal
 Amount $                                                              Value $
----------                                                          ------------
             SHORT-TERM INVESTMENT -- 2.7%
1,283,027    JPMorgan Chase Bank, N.A. Time
                Deposit (Nassau), 1.570%
                (Cost $1,283,027)                                      1,283,027
                                                                    ------------
             TOTAL INVESTMENTS -- 99.9%
                (Cost $50,860,147)*                                   46,685,765
                                                                    ------------
             OTHER ASSETS LESS
                LIABILITIES -- 0.1%                                       58,252
                                                                    ------------
             NET ASSETS -- 100.0%                                    $46,744,017
                                                                    ============

* At July 31, 2008, the tax basis cost of the Fund's investments was $50,860,147, and the unrealized appreciation and depreciation of investments owned by the Fund were $2,788,191 and $(6,962,573), respectively.

(1)  Denotes non-income producing security.

(2)  Securities are not readily marketable.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2008, the value of these securities amounted to $1,380,711, representing 3.0% of the net assets of the Fund.

(4)  Security is fair valued.

ADR -- American Depositary Receipt

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from May 1, 2008 through July 31, 2008 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Capital Funds (Delaware)


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           ---------------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 29, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           ---------------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 29, 2008


By (Signature and Title)*                  /s/ Alan M. Mandel
                                           ---------------------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: September 29, 2008

* Print the name and title of each signing officer under his or her signature.